RECOVERIES, COSTS AND EXPENSES (Tables)	12 Months Ended
Dec. 31, 2018
RECOVERIES, COSTS AND EXPENSES
Schedule of tenant recoveries revenue

Years ended December 31,	2018	2017
Property taxes	$19,344	$22,609
Property insurance	2,174	1,903
Operating costs	4,983	2,433
	$26,501	$26,945

Schedule of property operating costs

Years ended December 31,	2018	2017
Non-recoverable from tenants:
Property taxes and utilities	$1,077	$1,035
Legal	436	324
Consulting	123	379
Environmental and appraisals	702	708
Repairs and maintenance	725	659
Ground rents	664	628
Other	730	653
	$4,457	$4,386
Recoverable from tenants:
Property taxes and utilities	$20,127	$23,105
Property insurance	2,138	1,910
Repairs and maintenance	2,069	749
Property management fees	1,470	741
Other	681	454
	$26,485	$26,959
Property operating costs	$30,942	$31,345

Schedule of general and administrative expenses

Years ended December 31,	2018	2017

Salaries, incentives and benefits	$16,030	$12,113
Audit, legal and consulting	3,972	3,382
Trustee/director fees and related expenses	1,067	1,438
Unit-based compensation including distributions and revaluations	3,214	4,017
Other public entity costs	1,651	1,687
Office rents	900	901
Other	2,570	2,528
	$29,404	$26,066

Schedule of interest expense and other financing costs

Years ended December 31,	2018	2017

Interest and amortized issuance costs relating to debentures and term loans	$18,544	$17,416
Amortization of deferred financing costs and other interest expense and accretion charges	3,869	2,595
	$22,413	$20,011

Schedule of fair value losses on financial instruments

Years ended December 31,	2018	2017

Foreign exchange forward contracts, net	$562	$823
	$562	$823